Schedule of Investments PIMCO California Municipal Income Fund II	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.9% ¤
MUNICIPAL BONDS & NOTES 180.2%
ARIZONA 0.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$940	$1,066

CALIFORNIA 156.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	$3,000	3,226
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,156
5.000% due 04/01/2056	2,000	2,283
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	4,400	4,254
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 5.875% due 06/01/2043	1,365	1,366
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	9,000	1,227
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	5,100	930
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	835	915
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,482
5.000% due 10/01/2048	1,320	1,495
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	828
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,285	1,395
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,017
5.000% due 08/15/2051	5,555	5,634
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,406
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,590
5.000% due 11/15/2046	1,000	1,117
5.000% due 08/15/2055	6,275	6,925
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,750	3,818
4.000% due 06/01/2050	3,500	3,663
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (d)	2,800	2,979
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,292
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	6,250	595
4.000% due 07/01/2050	350	372
4.000% due 11/01/2055	915	939
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,913
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,094
5.000% due 06/01/2043	1,465	1,666
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	840	801
4.000% due 02/01/2051	850	879
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,400	5,752
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,650	1,831
California State General Obligation Bonds, Series 2003 0.380% due 05/01/2033	550	550
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,338
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,441
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,730
5.000% due 10/01/2047	2,000	2,192
California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	3,627
4.000% due 03/01/2046	1,000	1,074

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

California State Public Works Board Revenue Bonds, Series 2013 5.000% due 03/01/2038	2,500	2,568
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,463
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,431
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	900	959
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	9,705	9,705
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,500	1,610
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	237
5.000% due 06/01/2046	2,000	2,085
5.000% due 12/01/2046	2,000	2,184
5.250% due 12/01/2056	2,000	2,187
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,055
4.000% due 12/01/2053	230	235
4.000% due 12/01/2057	2,000	2,040
5.000% due 03/01/2048	1,000	1,133
5.500% due 12/01/2058	7,200	8,167
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,950	1,983
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	250	224
4.000% due 10/01/2056	550	507
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,200	1,329
Eastern Municipal Water District, California Revenue Bonds, Series 2018 0.350% due 07/01/2046	2,000	2,000
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (d)	3,600	3,850
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	937
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,480
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,740
5.000% due 06/01/2034	4,500	5,219
5.000% due 06/01/2047	2,950	2,969
5.250% due 06/01/2047	11,500	11,579
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	64,165	7,832
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	3,185
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,767
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,650	2,848
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	3,000	3,209
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	547
5.500% due 11/15/2037	7,500	9,562
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	550	585
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	500	502
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (d)	3,600	3,840
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,660
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,700	3,076
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,116
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,575	2,720
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	3,000	3,152
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,000	2,278
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	5,000	5,747
Los Angeles, California Wastewater System Revenue Bonds, Series 2017 5.000% due 06/01/2039	1,000	1,124
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	22,316
7.000% due 11/01/2034	1,000	1,335
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,500	1,763
5.000% due 08/01/2044	1,850	2,165
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	4,400	4,698

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,900	1,466
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,570
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	3,000	3,506
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	2,108
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (d)	4,000	4,248
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,838
0.000% due 08/01/2046 (b)	16,000	6,135
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,086
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	3,749
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,540	4,116
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,100
5.000% due 10/01/2047 (d)	1,700	1,870
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,761
4.000% due 08/01/2045	1,250	1,345
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2047	1,000	1,124
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,780	3,009
San Francisco City & County Airport Comm-San Francisco International Airport, California Revenue Bonds, Series 2022 4.000% due 05/01/2052 (d)	2,000	2,085
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,750	3,017
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 5.000% due 05/01/2048	2,700	3,007
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2050	1,500	1,678
San Francisco, California City & County Certificates of Participation Bonds, Series 2019 4.000% due 04/01/2038	3,000	3,196
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 4.000% due 10/01/2043 (d)	10,000	10,644
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,750	1,842
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,079
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,000	1,003
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	930
5.000% due 10/01/2033	1,125	1,231
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	12,000	8,381
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045 (d)	11,900	13,915
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,655	1,780
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,750	1,857
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (d)	4,000	4,024
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	18,480	3,139
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,000	2,290
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	3,149
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	800	857
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,182

		391,012

ILLINOIS 7.2%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,511
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	6,035	6,437
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,241
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,556
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,400	1,508
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2035	1,000	1,085

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,547
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,103

		17,988

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	725	707

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	11,360	1,374

NEW YORK 4.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,250	1,316
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,535
Southwestern Community College District, California Revenue Bonds, Series 2021 4.000% due 08/01/2046 (d)	6,700	7,161

		10,012

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	$720	452

OHIO 1.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2055	2,690	2,801

PENNSYLVANIA 1.0%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	858
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,275	1,518

		2,376

PUERTO RICO 7.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	24,300	1,424
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,439	775
1.000% due 11/01/2051	1,315	636
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	326	189
4.000% due 07/01/2033	254	248
4.000% due 07/01/2035	228	221
4.000% due 07/01/2037	196	189
4.000% due 07/01/2041	266	254
4.000% due 07/01/2046	277	262
5.750% due 07/01/2031	267	305
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	130	119
5.250% due 07/01/2023	283	290
5.375% due 07/01/2025	282	298
5.625% due 07/01/2027	280	306
5.625% due 07/01/2029	275	308
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2024 ^(a)	1,570	946
5.000% due 07/01/2030 ^	1,100	663
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	6,115	1,876
0.000% due 07/01/2051 (b)	11,715	2,608
4.750% due 07/01/2053	5,425	5,705

		17,622

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	424
12.000% due 12/01/2045	850	801

		1,225

VIRGINIA 0.7%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	19,000	1,127

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

5.500% due 07/01/2044	500	509

		1,636

WISCONSIN 0.9%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2060 (b)	10,800	2,265

Total Municipal Bonds & Notes (Cost $435,312)		450,536

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (f) 0.7%		1,702

MUNICIPAL BONDS & NOTES 1.0%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.000% due 06/01/2022 ^(e)	2,430	2,451

Total Municipal Bonds & Notes (Cost $2,440)		2,451

Total Short-Term Instruments (Cost $4,142)		4,153

Total Investments in Securities (Cost $439,454)		454,689

Total Investments 181.9% (Cost $439,454)		$454,689
Auction Rate Preferred Shares (51.5)%		(128,675)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (13.7)%		(34,243)
Other Assets and Liabilities, net (16.7)%		(41,741)

Net Assets Applicable to Common Shareholders 100.0%		$250,030

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Commonwealth of Puerto Rico General Obligation Notes, Series 2021	5.000%			06/01/2022	01/19/2022	$2,440	$2,451	0.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$1,702	U.S. Treasury Bills 0.000% due 08/04/2022	$(1,736)	$1,702	$1,702

Total Repurchase Agreements						$(1,736)	$1,702	$1,702

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$1,066	$0	$1,066
	California			0	391,012	0	391,012
	Illinois			0	17,988	0	17,988
	Louisiana			0	707	0	707
	Michigan			0	1,374	0	1,374
	New York			0	10,012	0	10,012
	North Dakota			0	452	0	452
	Ohio			0	2,801	0	2,801
	Pennsylvania			0	2,376	0	2,376
	Puerto Rico			0	17,622	0	17,622
	Texas			0	1,225	0	1,225
	Virginia			0	1,636	0	1,636
	Wisconsin			0	2,265	0	2,265
Short-Term Instruments
	Repurchase Agreements			0	1,702	0	1,702
	Municipal Bonds & Notes			0	2,451	0	2,451

Total Investments				$0	$454,689	$0	$454,689

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced